Schedule of equity interest (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
B R F Gmb H [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF GmbH
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Austria
% equity interest		100.00%	100.00%
B R F Foods L L C [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Foods LLC
Main activity of subsidiary		Import, industrialization and commercialization of products
Country of incorporation of subsidiary	[1]	Russia
% equity interest		99.99%	99.90%
B R F Global Company Nigeria Ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Global Company Nigeria Ltd.
Main activity of subsidiary		Marketing and logistics services
Country of incorporation of subsidiary	[1]	Nigeria
% equity interest		99.00%	99.00%
B R F Global Company South Africa Proprietary Ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Global Company South Africa Proprietary Ltd.
Main activity of subsidiary		Administrative, marketing and logistics services
Country of incorporation of subsidiary	[1]	South Africa
% equity interest		100.00%	100.00%
B R F Global Company Nigeria Ltd One [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Global Company Nigeria Ltd.
Main activity of subsidiary		Marketing and logistics services
Country of incorporation of subsidiary	[1]	Nigeria
% equity interest		1.00%	1.00%
B R F Global Gmb H [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Global GmbH
Main activity of subsidiary		Holding and trading
Country of incorporation of subsidiary	[1]	Austria
% equity interest		100.00%	100.00%
B R F Foods L L C One [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Foods LLC
Main activity of subsidiary		Import, industrialization and commercialization of products
Country of incorporation of subsidiary	[1]	Russia
% equity interest		0.01%	0.10%
B R F Japan K K [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Japan KK
Main activity of subsidiary		Marketing and logistics services, import, export, industrialization and commercialization of products
Country of incorporation of subsidiary	[1]	Japan
% equity interest		100.00%	100.00%
Brf korea llc [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Korea LLC
Main activity of subsidiary		Marketing and logistics services
Country of incorporation of subsidiary	[1]	Korea
% equity interest		100.00%	100.00%
B R F Shanghai Management Consulting Co Ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Shanghai Management Consulting Co. Ltd.
Main activity of subsidiary		Provision of consultancy and marketing services
Country of incorporation of subsidiary	[1]	China
% equity interest		100.00%	100.00%
B R F Shanghai Trading Co Ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Shanghai Trading Co. Ltd.
Main activity of subsidiary		Import, export and commercialization of products
Country of incorporation of subsidiary	[1]	China
% equity interest		100.00%	100.00%
B R F Singapore Foods P T E Ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Singapore Foods PTE Ltd.
Main activity of subsidiary		Administrative, marketing and logistics services
Country of incorporation of subsidiary	[1]	Singapore
% equity interest		100.00%	100.00%
Eclipse Holding Cooperatief U A One [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Eclipse Holding Cöoperatief U.A.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	The Netherlands
% equity interest		99.99%	99.99%
Buenos Aires Fortune S A [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Buenos Aires Fortune S.A.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Argentina
% equity interest		95.64%	4.36%
Buenos Aires Fortune S A One [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Buenos Aires Fortune S.A.
Country of incorporation of subsidiary	[1]	Argentina
% equity interest		4.36%	95.64%
Eclipse latam holdings [member]
Reserve Quantities [Line Items]
Name of subsidiary		Eclipse Latam Holdings
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Spain
% equity interest		100.00%	100.00%
Perdigao Europe Lda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Perdigão Europe Lda.
Main activity of subsidiary		Import, export of products and administrative services
Country of incorporation of subsidiary	[1]	Portugal
% equity interest		100.00%	100.00%
Perdigao International Ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Perdigão International Ltd.
Main activity of subsidiary		Import and export of products
Country of incorporation of subsidiary	[1]	Cayman Island
% equity interest			100.00%
Proud Food Ldaone [Member]
Reserve Quantities [Line Items]
Name of subsidiary		ProudFood Lda.
Main activity of subsidiary		Import and commercialization of products
Country of incorporation of subsidiary	[1]	Angola
% equity interest		90.00%	90.00%
Sadia Chile S A [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Sadia Chile S.A.
Main activity of subsidiary		Import, export and commercialization of products
Country of incorporation of subsidiary	[1]	Chile
% equity interest		40.00%	40.00%
Wellax Food Logistics C P A S U Lda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Wellax Food Logistics C.P.A.S.U. Lda.
Main activity of subsidiary		Import, commercialization of products and administrative services
Country of incorporation of subsidiary	[1]	Portugal
% equity interest		100.00%	100.00%
B R F Austria Gmb H [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Austria GmbH
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Austria
% equity interest		100.00%	100.00%
One Foods Holdings Ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		One Foods Holdings Ltd.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	UAE
% equity interest		100.00%	100.00%
Al Wafi Food Products Factory L L C [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Al-Wafi Food Products Factory LLC
Main activity of subsidiary		Import, export, industrialization and commercialization of products
Country of incorporation of subsidiary	[1]	UAE
% equity interest		49.00%	49.00%
Badi Ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Badi Ltd.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	UAE
% equity interest		100.00%	100.00%
Al Wafi Al Takamol Internationalfor Foods Products [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Al-Wafi Al-Takamol International for Foods Products
Main activity of subsidiary		Import and commercialization of products
Country of incorporation of subsidiary	[1]	Saudi Arabia
% equity interest		100.00%	100.00%
Foody a 1 shakrqiya food production factory [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Joody Al Sharqiya Food Production Factory LLC
Main activity of subsidiary		Import and commercialization of products
Country of incorporation of subsidiary	[1]	Saudi Arabia
% equity interest		100.00%
B R F Al Yasra Food K S C C B R F A F C [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Al Yasra Food K.S.C.C. ("BRF AFC")
Main activity of subsidiary		Import, commercialization and distribution of products
Country of incorporation of subsidiary	[1]	Kuwait
% equity interest		100.00%	75.00%
B R F Foods Gmb H [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Foods GmbH
Main activity of subsidiary		Industrialization, import and commercialization of products
Country of incorporation of subsidiary	[1]	Austria
% equity interest		100.00%	100.00%
Al Khan Foodstuff L L C A K F [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Al Khan Foodstuff LLC ("AKF")
Main activity of subsidiary		Import, commercialization and distribution of products
Country of incorporation of subsidiary	[1]	Oman
% equity interest		70.00%	70.00%
Ffq gmbh [Member]
Reserve Quantities [Line Items]
Name of subsidiary		FFQ GmbH
Main activity of subsidiary		Industrialization, import and commercialization of products
Country of incorporation of subsidiary	[1]	Austria
% equity interest			10000.00%
Tbq Foods Gmb H [Member]
Reserve Quantities [Line Items]
Name of subsidiary		TBQ Foods GmbH
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Austria
% equity interest		60.00%	60.00%
Banvit bandirma vitaminli [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Banvit Bandirma Vitaminli
Main activity of subsidiary		Import, industrialization and commercialization of products
Country of incorporation of subsidiary	[1]	Turkey
% equity interest		91.71%	91.71%
Banvit enerjive elektrik uretim ltd sti [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Banvit Enerji ve Elektrik ÜretimLtd. Sti.
Main activity of subsidiary		Generation and commercialization of electric energy
Country of incorporation of subsidiary	[1]	Turkey
% equity interest		100.00%	100.00%
Banvit Foods Srl [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Banvit Foods SRL
Main activity of subsidiary		Industrialization of grains and animal feed
Country of incorporation of subsidiary	[1]	Romania
% equity interest			0.01%
Nutrinvestments bv [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Nutrinvestments BV
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	The Netherlands
% equity interest		100.00%	100.00%
Banvit mefze [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Banvit ME FZE
Main activity of subsidiary		Marketing and logistics services
Country of incorporation of subsidiary	[1]	UAE
% equity interest		100.00%	100.00%
Banvit foods srl one [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Banvit Foods SRL
Main activity of subsidiary		Industrialization of grains and animal feed
Country of incorporation of subsidiary	[1]	Romania
% equity interest			99.99%
One foods malaysia sdnbhd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		One Foods Malaysia SDN. BHD.
Main activity of subsidiary		Marketing and logistics services
Country of incorporation of subsidiary	[1]	Malaysia
% equity interest		100.00%	100.00%
Federal foods llc [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Federal Foods LLC
Main activity of subsidiary		Import, commercialization and distribution of products
Country of incorporation of subsidiary	[1]	UAE
% equity interest		49.00%	49.00%
Federal foods qatar [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Federal Foods Qatar
Main activity of subsidiary		Import, commercialization and distribution of products
Country of incorporation of subsidiary	[1]	Qatar
% equity interest		49.00%	49.00%
Brf hong kong llc [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Hong Kong LLC
Main activity of subsidiary		Import, commercialization and distribution of products
Country of incorporation of subsidiary	[1]	Hong Kong
% equity interest		100.00%	100.00%
Eclipse holding cooperatief ua two [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Eclipse Holding Cöoperatief U.A.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	The Netherlands
% equity interest		0.01%	0.01%
Establecimiento levino zaccardiy cia sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Establecimiento Levino Zaccardi y Cia. S.A.
Main activity of subsidiary		Industrialization and commercialization of dairy products
Country of incorporation of subsidiary	[1]	Argentina
% equity interest		99.99%	99.99%
Brf energia sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Energia S.A.
Main activity of subsidiary		Commercialization of eletric energy
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%	100.00%
Brf pet sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		BRF Pet S.A.
Main activity of subsidiary		Industrialization, commercialization and distribution of feed and nutrients for animals
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%	100.00%
Affinity petcare brazil [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Affinity Petcare Brasil Participações Ltda.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%
Mogiana alimentos sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Mogiana Alimentos S.A.
Main activity of subsidiary		Manufacturing, distribution and sale of Pet Food products
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		50.00%
Gewinner participacoes ltda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Gewinner Participações Ltda.
Main activity of subsidiary		Industrialization, distribution and sale of feed and nutrients for animals
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%
Hecosul alimentos ltda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Hecosul Alimentos Ltda.
Main activity of subsidiary		Manufacturing and sale of animal feed
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%
Hercosul distribuicao ltda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Hercosul Distribuição Ltda.
Main activity of subsidiary		Import, export, wholesale and retail sale of food products for animals
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%
Hercosul solucaesem transportes lda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Hercosul Soluções em Transportes Ltda.
Main activity of subsidiary		Road freight
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%
Hercosul international sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Hercosul International S.R.L.
Main activity of subsidiary		Manufacturing, export, import and sale of feed and nutrients for animals
Country of incorporation of subsidiary	[1]	Paraguay
% equity interest		99.00%
Paraguassu participacaes sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Paraguassu Participações S.A.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%
Hercosul International S A One [Member]
Reserve Quantities [Line Items]
% equity interest		1.00%
Ppbio administracaodebemproprio sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		PP-BIO Administração de bem próprio S.A.
Main activity of subsidiary		Management of assets
Country of incorporation of subsidiary	[1]	Brazil
% equity interest			33.33%
Prsad administracaodebemproprio sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		PR-SAD Administração de bem próprio S.A.
Main activity of subsidiary		Management of assets
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		33.33%	33.33%
Proud food lda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		ProudFood Lda.
Main activity of subsidiary		Import and commercialization of products
Country of incorporation of subsidiary	[1]	Angola
% equity interest		10.00%	10.00%
PSA Laboratorio Veterinario Ltda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		PSA Laboratório Veterinário Ltda.
Main activity of subsidiary		Veterinary activities
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		99.99%	99.99%
Sinodos alpes alimentos ltda [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Sino dos Alpes Alimentos Ltda.
Main activity of subsidiary		Industrialization and commercialization of products
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		99.99%	99.99%
Sadia alimentos sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Sadia Alimentos S.A.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Argentina
% equity interest		43.10%	43.10%
Sadia chile sa one [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Sadia Chile S.A.
Main activity of subsidiary		Import, export and commercialization of products
Country of incorporation of subsidiary	[1]	Chile
% equity interest		60.00%	60.00%
Sadia international ltd [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Sadia International Ltd.
Main activity of subsidiary		Import and commercialization of products
Country of incorporation of subsidiary	[1]	Cayman Island
% equity interest			100.00%
Sadia uruguay sa [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Sadia Uruguay S.A.
Main activity of subsidiary		Import and commercialization of products
Country of incorporation of subsidiary	[1]	Uruguay
% equity interest		100.00%
Sadia Uruguay S A 1 [Member]
Reserve Quantities [Line Items]
% equity interest			100.00%
Sadia alimentos sa one [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Sadia Alimentos S.A.
Main activity of subsidiary		Holding
Country of incorporation of subsidiary	[1]	Argentina
% equity interest		56.90%	56.90%
Vip saempreendimentose participacoesImobiliarias [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Vip S.A. Empreendimentos e Participações Imobiliárias
Main activity of subsidiary		Commercialization of owned real state
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		100.00%	100.00%
Establecimiento levino zaccardiy cia sa one [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Establecimiento Levino Zaccardi y Cia. S.A.
Main activity of subsidiary		Industrialization and commercialization of dairy products
Country of incorporation of subsidiary	[1]	Argentina
% equity interest		0.01%	0.01%
Psa laboratorio veterinario ltda one [Member]
Reserve Quantities [Line Items]
Name of subsidiary		PSA Laboratório Veterinário Ltda.
Main activity of subsidiary		Veterinary activities
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		0.01%	0.01%
Sinodos alpes alimentos ltda one [Member]
Reserve Quantities [Line Items]
Name of subsidiary		Sino dos Alpes Alimentos Ltda.
Main activity of subsidiary		Industrialization and commercialization of products
Country of incorporation of subsidiary	[1]	Brazil
% equity interest		0.01%	0.01%

[1]	UAE – United Arab Emirates.